INTANGIBLE ASSETS INCLUDING GOODWILL - Future Amortization (Details) $ in Millions	Dec. 31, 2016 USD ($)
Future amortization expense, by year
2017	$ 1,450
2018	1,109
2019	729
2020	547
2021	435
Capitalized software
Future amortization expense, by year
2017	494
2018	300
2019	83
Acquired intangibles
Future amortization expense, by year
2017	957
2018	809
2019	646
2020	547
2021	$ 435